GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Oct. 28, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS
Our goodwill balance and changes in the carrying amount of goodwill in the Commercial segment are as follows (in thousands):

Total
Balance, October 30, 2016	$154,271
Impairment (1)	(6,000)
Other, net	20
Balance, October 29, 2017	$148,291
Balance, October 28, 2018	$148,291

(1) Our July 31, 2017 goodwill impairment testing indicated an impairment as the carrying value of CENTRIA’s coil coating operations exceeded its fair value. As a result, we recorded a non-cash charge of $6.0 million in goodwill impairment on our consolidated statements of operations for the year ended October 29, 2017.
In accordance with ASC Topic 350, Intangibles — Goodwill and Other, goodwill is tested for impairment at least annually at the reporting unit level, which is defined as an operating segment or a component of an operating segment that constitutes a business for which financial information is available and is regularly reviewed by management. Management has determined that we have six reporting units for the purpose of allocating goodwill and the subsequent testing of goodwill for impairment.
At the beginning of the fourth quarter of each fiscal year, we perform an annual impairment assessment of goodwill and indefinite-lived intangible assets. Additionally, we assess goodwill and indefinite-lived intangible assets for impairment whenever events or changes in circumstances indicate that the fair value may be below the carrying value. We completed our interim impairment test as of January 29, 2018 and our annual impairment assessment of goodwill and indefinite-lived intangible assets as of July 30, 2018. We elected to apply the qualitative assessment for each of the reporting units with goodwill and the indefinite lived intangibles for the interim and annual tests. Under the qualitative assessment, relevant events and circumstances (or factors) that would affect the estimated fair value of a reporting unit are identified. These factors are then classified by the type of impact they would have on the estimated fair value using positive, neutral, and negative categories based on current business conditions. Additionally, an assessment of the level of impact that a particular factor would have on the estimated fair value is determined using relative weightings. Based on our assessment of these tests, we do not believe it is more likely than not that the fair value of these reporting units or the indefinite-lived intangible assets are less than their respective carrying amounts.
The following table represents all our intangible assets activity for the fiscal years ended October 28, 2018 and October 29, 2017 (in thousands):

	Range of Life (Years)			October 28, 2018	October 29, 2017
Amortized intangible assets:
Cost:
Trade names		15		$29,167	$29,167
Customer lists and relationships	12	–	20	136,210	136,210
				$165,377	$165,377
Accumulated amortization:
Trade names				$(12,657)	$(10,713)
Customer lists and relationships				(38,646)	(30,971)
				$(51,303)	$(41,684)

Net book value				$114,074	$123,693
Indefinite-lived intangible assets:
Trade names				13,455	13,455
Total intangible assets at net book value				$127,529	$137,148

The Star and Ceco trade name assets within the Engineered Building Systems business have an indefinite life and are not amortized, but are reviewed annually and tested for impairment. These trade names were determined to have indefinite lives due to the length of time the trade names have been in place, with some having been in place for decades. Our intention is to maintain these trade names indefinitely.
All other intangible assets are amortized on a straight-line basis or a basis consistent with the expected future cash flows over their expected useful lives. As of October 28, 2018 and October 29, 2017, the weighted average amortization period for all our intangible assets was 14.2 years and 15.0 years, respectively. Amortization expense of intangibles was $9.6 million, $9.6 million and $9.6 million for 2018, 2017 and 2016, respectively. We expect to recognize amortization expense over the next five fiscal years as follows (in thousands):

2019	$9,620
2020	9,327
2021	9,064
2022	8,721
2023	8,667

In accordance with ASC Topic 350, Intangibles — Goodwill and Other, we evaluate the remaining useful life of intangible assets on an annual basis. We also review finite-lived intangible assets for impairment when events or changes in circumstances indicate the carrying values may not be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment.